Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest And Finance Costs Net
Interest expense	$ 39,131	$ 50,611	$ 69,980
Less: Interest capitalized	(718)	(996)	(1,018)
Interest expense, net	38,413	49,615	68,962
Bunker swap, put and call options cash settlements	(448)	7,568	1,469
Bunker put options premium	(35)	1,246	0
Amortization of deferred finance costs	3,246	3,782	4,822
Bank charges	164	277	240
Discount of long-term receivables	603	2,435	0
Change in fair value of non-hedging financial instruments	(10,536)	5,656	(770)
Net total	$ 31,407	$ 70,579	$ 74,723